Note 11 - Equity: Schedule of Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities

Warrant	Risk free rate*	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

November 23, 2015 Warrants	0.85%	0.0%	2.0 years	89%	6.0 years	$0.17	$0.17
September 30, 2015 Warrants	1.37%	0.0%	2.0 years	89%	5.0 years	$0.08	$0.08
August 18, 2015 Warrants	1.78%	0.0%	2.0 years	89%	6.0 years	$0.10	$0.10
January 27, 2014 Warrants (re-priced)	1.56%	0.0%	2.0 years	91%	4.65 years	$0.15	$0.14
January 27, 2014 Warrants (original)	1.56%	0.0%	2.0 years	91%	4.65 years	$0.65	$0.14
October 4, 2013 Warrants	1.40%	0.0%	5 years	429%	1.5 years	$0.65	$0.65